PROVISIONS AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Provisions and Other Liabilities
Provisions

Provisions (in millions)	Multi-district antitrust class and state claims	Onerous contracts	False Claims Act allegations	Intellectual property-related matters	Restructuring costs	Other provisions	Total provisions
At January 1, 2021	$—	$—	$(32)	$(47)	$(6)	$(4)	$(89)
Released/(charged) to income statement	—	—	18	(24)	1	1	(4)
Interest and discounting	—	—	—	(2)	—	—	(2)
Utilized during the year/payments	—	—	9	—	5	—	14
At December 31, 2021	$—	$—	$(5)	$(73)	$—	$(3)	$(81)
(Charged)/released to income statement	(290)	—	—	—	—	(7)	(297)
Transfer to other liabilities	—	—	—	70	—	—	70
At December 31, 2022	$(290)	$—	$(5)	$(3)	$—	$(10)	$(308)
(Charged)/released to income statement	(228)	1	1	(12)	—	(1)	(239)
Business combination	—	(29)	—	—	—	—	(29)
Utilized during the year/payments	103	—	—	15	—	9	127
Transfer to other liabilities	30	—	—	—	—	—	30
At December 31, 2023	$(385)	$(28)	$(4)	$—	$—	$(2)	$(419)

Provisions
Current	(385)	(18)	(4)	—	—	—	(407)
Non-current	—	(10)	—	—	—	(2)	(12)
At December 31, 2023	$(385)	$(28)	$(4)	$—	$—	$(2)	$(419)

Current	(290)	—	(5)	—	—	(8)	(303)
Non-current	—	—	—	(3)	—	(2)	(5)
At December 31, 2022	$(290)	$—	$(5)	$(3)	$—	$(10)	$(308)

Current	—	—	(5)	—	—	—	(5)
Non-current	—	—	—	(73)	—	(3)	(76)
At December 31, 2021	$—	$—	$(5)	$(73)	$—	$(3)	$(81)

Schedule of Other Liabilities
Other liabilities

Other liabilities (in millions)	DOJ resolution	Multi-district antitrust class and state claims	IP-related matters	RB indemnity settlement	Share repurchase	Other	Total other liabilities
At January 1, 2021	$(486)	$—	$—	$(50)	$—	$—	$(536)
Contract liabilities	—	—	—	—	—	(3)	(3)
Interest and discounting	(6)	—	—	—	—	—	(6)
Utilized during the year/payments	—	—	—	10	—	—	10
At December 31, 2021	$(492)	$—	$—	$(40)	$—	$(3)	$(535)
Transfer from provisions	—	—	(70)	—	—	—	(70)
Released to income statement	—	—	—	2	—	—	2
Share repurchase liability	—	—	—	—	(9)	—	(9)
Interest and discounting	(6)	—	(1)	—	—	—	(7)
Utilized during the year/payments	54	—	50	8	—	—	112
At December 31, 2022	$(444)	$—	$(21)	$(30)	$(9)	$(3)	$(507)
Transfer from provisions	—	(30)	—	—	—	—	(30)
Released to income statement	—	—	—	—	—	3	3
Share repurchase liability	—	—	—	—	(14)	—	(14)
Contributions and gains	—	—	—	—	—	(8)	(8)
Interest and discounting	(6)	—	—	(1)	—	—	(7)
Utilized during the year/payments	53	—	10	8	—	—	71
At December 31, 2023	$(397)	$(30)	$(11)	$(23)	$(23)	$(8)	$(492)

Other liabilities
Current	(53)	(30)	(11)	(8)	(23)	—	(125)
Non-current	(344)	—	—	(15)	—	(8)	(367)
At December 31, 2023	$(397)	$(30)	$(11)	$(23)	$(23)	$(8)	$(492)

Current	(52)	—	(10)	(8)	(9)	—	(79)
Non-current	(392)	—	(11)	(22)	—	(3)	(428)
At December 31, 2022	$(444)	$—	$(21)	$(30)	$(9)	$(3)	$(507)

Current	(53)	—	—	(8)	—	—	(61)
Non-current	(439)	—	—	(32)	—	(3)	(474)
At December 31, 2021	$(492)	$—	$—	$(40)	$—	$(3)	$(535)